CONSOLIDATED STATEMENT OF CASH FLOWS (Parenthetical) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
CONSOLIDATED STATEMENT OF CASH FLOWS
Payments Related To Tax Self Withholding	$ 35,116,000	$ 20,767,000	$ 12,469,000
Withholding taxes	$ 27,558,000	$ 27,256,000	$ 16,361,000